Concentration of risks	6 Months Ended
Dec. 31, 2025
Concentration of risks
Concentration of risks

Note 8 – Concentration of risks

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash. The Group maintains its cash balances in various financial institutions located in different jurisdictions, including the United States and the Cayman Islands. In the U.S., the insurance coverage of each bank is $250,000. As of December 31, 2025, cash balance of $115,601 was deposited with financial institutions located in US, of which none was subject to credit risk. The Cayman Islands does not have a statutory deposit insurance scheme. Accordingly, the Group’s cash balance of $369,369 held in financial institutions in the Cayman Islands as of December 31, 2025 is not insured. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

There is a risk that some or all of the Group’s Dogecoins could be lost, stolen, or otherwise become inaccessible. The Group stores its Dogecoins in both hot and cold wallets with BitGo. Hot wallets, which are connected to the Internet, facilitate transactions but are more vulnerable to hacking and other cyber incidents. Cold wallets, which are kept offline, provide greater protection from external attacks but may result in delayed access to assets during market volatility and carry risks of internal error or misappropriation. The Group may maintain limited amounts of Dogecoin in internal operational wallets for transaction- processing purposes; however, the substantial majority of our digital-asset holdings are maintained in BitGo cold storage. BitGo also maintains commercial crime insurance covering certain losses relating to digital assets custodied with BitGo, subject to policy limits, conditions, and exclusions, which may not cover all potential losses.

The Group is also exposed to risk from its other receivables and loans receivable. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.